Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Common stocks: 90.76%
Brazil: 4.06%
Ambev SA (Consumer staples, Beverages)	772,500	$ 2,078,748
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	763,400	1,948,991
Banco BTG Pactual SA (Financials, Capital markets)	564,972	2,406,220
Companhia Brasileira de Aluminio (Materials, Metals & mining)	768,600	1,922,901
Minerva SA (Consumer staples, Food products)	658,556	1,814,944
Vale SA (Materials, Metals & mining)	188,200	3,503,887
		13,675,691
Chile: 1.23%
Cencosud SA (Consumer staples, Food & staples retailing)	1,434,352	2,576,286
Sociedad Quimica Minera de Chile (Materials, Chemicals)	16,223	1,582,391
		4,158,677
China: 30.00%
360 DigiTech Incorporated ADR Class A (Financials, Consumer finance)	123,173	2,972,164
Alibaba Group Holding Limited (Consumer discretionary, Internet & direct marketing retail) †	972,600	13,371,947
Baidu Incorporated Class A (Communication services, Interactive media & services) †	139,244	2,340,697
Baoshan Iron & Steel Company Limited Class A (Materials, Metals & mining)	2,709,510	2,483,625
China Communications Services Corporation Limited H Shares (Industrials, Construction & engineering)	5,296,000	2,015,338
China Construction Bank Class H (Financials, Banks)	5,176,000	3,350,377
China Feihe Limited (Consumer staples, Food products) 144A	2,328,000	2,233,572
China International Capital Corporation Limited H Shares (Financials, Capital markets) 144A	1,471,200	3,287,582
China Resources Land Limited (Real estate, Real estate management & development)	1,101,000	5,276,602
China State Construction International Holdings (Industrials, Construction & engineering)	2,856,000	3,420,753
China Vanke Company Limited H Shares (Real estate, Real estate management & development)	1,184,400	2,394,264
China Yongda Automobile Service Holding Company (Consumer discretionary, Specialty retail)	2,224,000	1,923,356
Country Garden Services Holdings Company Limited (Industrials, Commercial services & supplies)	1,052,000	2,844,041
ENN Energy Holdings Limited (Utilities, Gas utilities)	224,700	3,385,492
Ganfeng Lithium Company Limited H Shares (Materials, Chemicals) 144A	250,040	2,283,661
Hengli Petrochemical Company limited Class A (Materials, Chemicals)	635,400	1,652,044
Inner Mongolia Yili Industrial Group Company Limited Class A (Consumer staples, Food products)	416,878	2,014,244
JD.com Incorporated Class A (Consumer discretionary, Internet & direct marketing retail)	100,600	2,987,151
Lenovo Group Limited (Information technology, Technology hardware, storage & peripherals)	1,760,000	1,411,641
Meituan Dianping (Consumer discretionary, Internet & direct marketing retail) †	29,830	666,876
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	716,958	5,883,783
Ping An Insurance Group Company Class H (Financials, Insurance)	628,000	4,878,117
Postal Savings Bank of China Company Limited H Shares (Financials, Banks) 144A	4,819,000	3,279,364
Sinopharm Group Company Limited Class H (Health care, Health care providers & services)	675,600	1,655,890
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Income Fund  |  1

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
China: (continued)
Tencent Holdings Limited (Communication services, Interactive media & services)	298,300	$ 14,535,834
Tingyi Holding Corporation (Consumer staples, Food products)	1,026,000	1,706,866
Yum China Holdings Incorporated (Consumer discretionary, Hotels, restaurants & leisure)	40,050	2,426,548
Zhejiang NHU Company Limited Class A (Health care, Biotechnology)	590,821	1,706,649
Zoomlion Heavy Industry Science and Technology Company Limited H Shares (Industrials, Machinery)	4,823,200	2,683,063
		101,071,541
Colombia: 0.76%
Ecopetrol SA ADR (Energy, Oil, gas & consumable fuels)	224,858	2,561,133
Greece: 0.54%
National Bank of Greece SA (Financials, Banks) †	383,363	1,822,765
Hong Kong: 2.83%
ASMPT Limited (Information technology, Semiconductors & semiconductor equipment)	209,000	1,726,261
Chow Tai Fook Jewellery Company Limited (Consumer discretionary, Specialty retail)	1,389,200	2,973,807
CSPC Pharmaceutical Group Limited (Health care, Pharmaceuticals)	2,090,000	2,383,024
Hong Kong Exchanges & Clearing Limited (Financials, Capital markets)	54,900	2,469,269
		9,552,361
India: 10.67%
Bajaj Auto Limited (Consumer discretionary, Automobiles)	81,419	3,807,277
Bank of Baroda (Financials, Banks)	1,573,347	3,244,140
Colgate-Palmolive Company India Limited (Consumer staples, Personal products)	94,802	1,684,463
Embassy Office Parks REIT (Real estate, Equity REITs)	845,816	3,390,779
Gail India Limited (Utilities, Gas utilities)	2,203,449	2,570,009
Indus Towers Limited (Communication services, Diversified telecommunication services)	1,417,743	2,661,311
Infosys Limited (Information technology, IT services)	318,429	5,997,703
LIC Housing Finance Limited (Financials, Diversified financial services)	864,760	4,253,177
Mahanagar Gas Limited (Utilities, Gas utilities)	359,532	3,888,841
Power Grid Corporation of India Limited (Utilities, Electric utilities)	1,131,312	3,002,214
Tech Mahindra Limited (Information technology, IT services)	115,968	1,448,036
		35,947,950
Indonesia: 1.82%
PT Bank Mandiri Persero Tbk (Financials, Banks)	2,276,800	1,517,114
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	5,217,864	3,198,503
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	5,419,150	1,400,485
		6,116,102
Malaysia: 0.95%
Petronas Chemicals Group Bhd (Materials, Chemicals)	811,300	1,592,127
RHB Bank Bhd (Financials, Banks)	1,202,251	1,623,005
		3,215,132
See accompanying notes to portfolio of investments

2  |  Allspring Emerging Markets Equity Income Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Mexico: 2.61%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	79,726	$ 1,668,665
Grupo Bimbo SAB de CV Series A (Consumer staples, Food products)	424,613	2,108,126
Grupo Financiero Banorte SAB de CV (Financials, Banks)	207,600	1,719,848
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	840,891	3,284,434
		8,781,073
Panama: 0.52%
Copa Holdings SA Class A (Industrials, Airlines) †	19,008	1,750,257
Peru: 1.46%
Credicorp Limited (Financials, Banks)	11,570	1,553,851
Southern Copper Corporation (Materials, Metals & mining)	44,581	3,352,937
		4,906,788
Philippines: 0.50%
Bank of the Philippine Islands (Financials, Banks)	875,320	1,685,433
Poland: 0.53%
Bank Pekao SA (Financials, Banks)	83,141	1,776,661
Qatar: 0.44%
Industries Qatar (Energy, Oil, gas & consumable fuels)	380,434	1,473,952
Russia: 0.00%
Alrosa PJSC (Acquired 5-6-2021, cost $1,726,284) (Materials, Metals & mining) ♦†>	1,142,750	0
Magnit PJSC (Acquired 4/29/2013, cost $32,870,257) (Consumer staples, Food & staples retailing) ♦†>	27,916	0
		0
Saudi Arabia: 2.70%
Alinma Bank (Financials, Banks)	313,535	2,762,253
Arabian Drilling Company (Energy, Energy equipment & services) †	48,839	1,793,236
National Commercial Bank (Financials, Banks)	128,758	1,630,021
Saudi Telecom Company (Communication services, Diversified telecommunication services)	160,833	1,587,292
United Electronics Company (Consumer discretionary, Specialty retail)	66,078	1,339,821
		9,112,623
Singapore: 0.77%
BOC Aviation Limited (Industrials, Trading companies & distributors) 144A	310,400	2,584,996
South Africa: 3.37%
ABSA Group Limited (Financials, Banks)	285,559	3,281,732
Sanlam Limited (Financials, Insurance)	778,475	2,518,859
Standard Bank Group Limited (Financials, Banks)	166,609	1,662,376
The Bidvest Group Limited (Industrials, Industrial conglomerates)	300,609	3,879,929
		11,342,896
South Korea: 8.04%
Doosan Bobcat Incorporated (Industrials, Machinery)	75,277	2,136,226
Hana Financial Group Incorporated (Financials, Banks)	95,130	3,779,250
KB Financial Group Incorporated (Financials, Banks)	103,009	4,694,366
Kia Corporation (Consumer discretionary, Automobiles)	71,858	3,914,961
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Income Fund  |  3

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
South Korea: (continued)
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	189,666	$ 9,447,307
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	82,107	3,111,452
		27,083,562
Taiwan: 13.49%
Advantech Company Limited (Information technology, Technology hardware, storage & peripherals)	236,000	2,698,595
CTBC Financial Holding Company Limited (Financials, Banks)	4,431,000	3,388,051
E INK Holdings Incorporated (Information technology, Electronic equipment, instruments & components)	283,000	1,642,185
Hon Hai Precision Industry Company Limited (Information technology, Electronic equipment, instruments & components)	642,704	2,143,245
Lite-On Technology Corporation (Information technology, Technology hardware, storage & peripherals)	766,000	1,702,126
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	132,000	3,189,246
Poya International Company Limited (Consumer discretionary, Multiline retail)	98,000	1,702,144
Realtek Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	255,000	2,738,414
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	1,362,000	24,034,916
Vanguard International Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	661,000	2,221,782
		45,460,704
Thailand: 2.84%
Bangkok Bank PCL (Financials, Banks)	1,094,300	5,275,492
Thai Beverage PCL (Consumer staples, Beverages)	3,046,400	1,627,201
Tisco Financial Group PCL (Financials, Banks)	858,100	2,669,859
		9,572,552
United Arab Emirates: 0.63%
Abu Dhabi Commercial Bank PJSC (Financials, Banks)	929,886	2,132,653
Total Common stocks (Cost $261,992,178)		305,785,502

	Dividend yield
Preferred stocks: 5.28%
Brazil: 1.21%
Itau Unibanco Holding SA (Financials, Banks)	0.07%	484,200	2,416,088
Petroleo Brasil SP ADR (Energy, Oil, gas & consumable fuels)	62.51	161,694	1,668,682
			4,084,770
South Korea: 4.07%
LG Chem Limited (Materials, Chemicals)	3.71	20,648	5,141,641
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	3.09	190,556	8,551,023
			13,692,664
Total Preferred stocks (Cost $18,195,034)			17,777,434

See accompanying notes to portfolio of investments

4  |  Allspring Emerging Markets Equity Income Fund

Portfolio of investments—January 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.22%
Investment companies: 4.22%
Allspring Government Money Market Fund Select Class ♠∞		4.16%	14,219,701	$ 14,219,701
Total Short-term investments (Cost $14,219,701)				14,219,701
Total investments in securities (Cost $294,406,913)	100.26%			337,782,637
Other assets and liabilities, net	(0.26)			(883,215)
Total net assets	100.00%			$336,899,422

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $34,596,541), representing 0.00% of its net assets as of period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$10,320,765	$35,623,902	$(31,724,966)	$0	$0	$14,219,701	14,219,701	$98,231
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Income Fund  |  5

Notes to portfolio of investments—January 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

6  |  Allspring Emerging Markets Equity Income Fund

Notes to portfolio of investments—January 31, 2023 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$13,675,691	$0	$0	$13,675,691
Chile	4,158,677	0	0	4,158,677
China	2,972,164	98,099,377	0	101,071,541
Colombia	2,561,133	0	0	2,561,133
Greece	0	1,822,765	0	1,822,765
Hong Kong	0	9,552,361	0	9,552,361
India	0	35,947,950	0	35,947,950
Indonesia	0	6,116,102	0	6,116,102
Malaysia	0	3,215,132	0	3,215,132
Mexico	8,781,073	0	0	8,781,073
Panama	1,750,257	0	0	1,750,257
Peru	4,906,788	0	0	4,906,788
Philippines	0	1,685,433	0	1,685,433
Poland	0	1,776,661	0	1,776,661
Qatar	0	1,473,952	0	1,473,952
Russia	0	0	0	0
Saudi Arabia	1,793,236	7,319,387	0	9,112,623
Singapore	0	2,584,996	0	2,584,996
South Africa	6,398,788	4,944,108	0	11,342,896
South Korea	0	27,083,562	0	27,083,562
Taiwan	0	45,460,704	0	45,460,704
Thailand	0	9,572,552	0	9,572,552
United Arab Emirates	0	2,132,653	0	2,132,653
Preferred stocks
Brazil	4,084,770	0	0	4,084,770
South Korea	0	13,692,664	0	13,692,664
Short-term investments
Investment companies	14,219,701	0	0	14,219,701
Total assets	$65,302,278	$272,480,359	$0	$337,782,637
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the period from May 31, 2012 (commencement of operations) to undefined, the Fund did not have any transfers into/out of Level 3.

Allspring Emerging Markets Equity Income Fund  |  7